Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 9,692,247	$ 15,583,299
Mining interests	7,097,179	7,000,260
EPA liabilities	2,282,217	2,565,870
Stream debenture	15,212,680	13,903,560
Lease liabilities	67,178	113,990
Other deferred tax assets	2,489,658	993,979
Total deferred tax assets	36,841,159	40,160,958
Valuation allowance	(35,631,961)	(29,214,112)
Total deferred tax assets	1,209,198	10,946,846
Deferred revenue		(12,526,577)
Convertible debentures	(429,087)	(615,508)
Right of use assets and lease obligations	(202,381)	(167,506)
Equipment	(577,730)	(224,553)
Unrealized foreign exchange gain		(1,292)
Total deferred tax liabilities	(1,209,198)	(13,535,436)
Net deferred tax liabilities		$ (2,588,590)